Others - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended
	Dec. 27, 2020 TWD ($)	Jun. 30, 2020 CNY (¥)	Feb. 10, 2020 TWD ($)	Dec. 31, 2013 TWD ($)
Disclosure Detailed Information About Others [Line Items]
Contribution received from Environmental Protection	$ 55,062
Procuratorate [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed | ¥		¥ 400
Income from fines and penalties | ¥		¥ 344
Original Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed				$ 102,014
New Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed			$ 46,952